DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Consumer Price Index (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variation in Prices
National Consumer Price Index	284.44	184.26	124.8	100
Annual (as a percent)	53.80%	47.60%	24.70%	34.60%
Accumulated 3 years (as a percent)	183.20%	147.80%	96.60%	102.20%